COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to legal proceedings in the ordinary course of business. The Group records a liability when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group did not record any material liabilities in this regard as of December 31, 2025.